Note 17: Executive and Board Compensation: 2014 Schedule of Executive Compensation (Details) (USD $)	3 Months Ended
Aug. 31, 2013
JerryGMikolajczykMember
Salary	$ 30,000
Bonus	0
Stock Award	0
Option Awards	0
Total Salary	30,000
WayneStCyrOfficerMember
Salary	30,000
Bonus	0
Stock Award	0
Option Awards	0
Total Salary	30,000
Peter Matousek
Salary	22,500
Bonus	0
Stock Award	0
Option Awards	0
Total Salary	22,500
DrWDSpierMember
Salary	22,500
Bonus	0
Stock Award	0
Option Awards	0
Total Salary	$ 22,500